Stock-Based Compensation (RSU,PSU) (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units
Weighted Average Grant Price
Weighted Average grant price, beginning balance (in dollars per share)	$ 148	$ 129	$ 110
Granted (in dollars per share)	$ 189	$ 184	$ 154
Released (in dollars per share)	$ 131	$ 117	$ 106
Canceled/forfeited (in dollars per share)	$ 154	$ 139	$ 122
Weighted Average grant price, ending balance (in dollars per share)	$ 166	$ 148	$ 129
Number of units
Beginning balance (in shares)	9,841,461	12,218,601	11,196,446
Granted (in shares)	2,541,081	2,635,772	5,196,802
Released (in shares)	(2,952,363)	(4,338,787)	(3,508,700)
Canceled/forfeited (in shares)	(794,862)	(674,125)	(665,947)
Ending balance (in shares)	8,635,317	9,841,461	12,218,601
Performance Share Units
Weighted Average Grant Price
Weighted Average grant price, beginning balance (in dollars per share)	$ 151	$ 122	$ 111
Granted (in dollars per share)	$ 195	$ 185	$ 154
Additional shares earned above target (in dollars per share)	$ 118	$ 102	$ 118
Released (in dollars per share)	$ 118	$ 102	$ 118
Canceled/forfeited (in dollars per share)	$ 170	$ 131	$ 118
Weighted Average grant price, ending balance (in dollars per share)	$ 178	$ 151	$ 122
Number of units
Beginning balance (in shares)	3,172,201	3,686,991	3,649,288
Granted (in shares)	869,875	1,004,003	1,055,687
Additional shares earned above target (in shares)	152,069	550,399	230,524
Released (in shares)	(1,321,784)	(1,998,746)	(1,189,765)
Canceled/forfeited (in shares)	(48,067)	(70,446)	(58,743)
Ending balance (in shares)	2,824,294	3,172,201	3,686,991